As Filed with the United States Securities and Exchange Commission on September 4, 2020.
1933 Act Registration No. 002-85905
1940 Act Registration No. 811-03826

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 119	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 119	☒

AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046-1173
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (713) 626-1919
Jeffrey H. Kupor, Esquire
11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Name and Address of Agent for Service)

Copy to:
Joseph C. Benedetti, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 1000 Houston, Texas 77046-1173	Matthew R. DiClemente, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering:    As soon as practicable after the effective date of this Amendment.
It is proposed that this filing will become effective (check appropriate box)
X	immediately upon filing pursuant to paragraph (b)
on (date) pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
on (date) pursuant to paragraph (a)
75 days after filing pursuant to paragraph (a)(2)
on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Houston, Texas, on the 4th day of September, 2020.
AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
By:	/s/ Sheri Morris
Sheri Morris
Title:	President
Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.
SIGNATURE	TITLE	DATE
/s/ Sheri Morris	President & Treasurer (Principal Executive Officer)	September 4, 2020
(Sheri Morris)
/s/ David C. Arch*	Trustee	September 4, 2020
(David C. Arch)
/s/ Beth Ann Brown***	Trustee	September 4, 2020
(Beth Ann Brown)
/s/ Bruce L. Crockett*	Chair and Trustee	September 4, 2020
(Bruce L. Crockett)
/s/ Jack M. Fields*	Trustee	September 4, 2020
(Jack M. Fields)
/s/ Martin L. Flanagan*	Vice Chair and Trustee	September 4, 2020
(Martin L. Flanagan)
/s/ Cynthia Hostetler*	Trustee	September 4, 2020
(Cynthia Hostetler)
/s/ Eli Jones*	Trustee	September 4, 2020
(Eli Jones)
/s/ Elizabeth Krentzman***	Trustee	September 4, 2020
(Elizabeth Krentzman)
/s/ Anthony J. LaCava, Jr.**	Trustee	September 4, 2020
(Anthony J. LaCava, Jr.)
/s/ Prema Mathai-Davis*	Trustee	September 4, 2020
(Prema Mathai-Davis)
/s/ Joel W. Motley***	Trustee	September 4, 2020
(Joel W. Motley)
/s/ Teresa M. Ressel*	Trustee	September 4, 2020
(Teresa M. Ressel)
/s/ Ann Barnett Stern*	Trustee	September 4, 2020
(Ann Barnett Stern)
/s/ Robert C. Troccoli*	Trustee	September 4, 2020
(Robert C. Troccoli)

SIGNATURE	TITLE	DATE
/s/ Daniel S. Vandivort***	Trustee	September 4, 2020
(Daniel S. Vandivort)
/s/ James D. Vaughn***	Trustee	September 4, 2020
(James D. Vaughn)
/s/ Christopher L. Wilson*	Trustee	September 4, 2020
(Christopher L. Wilson)
/s/ Kelli Gallegos	Vice President &	September 4, 2020
Kelli Gallegos	Assistant Treasurer (Principal Financial Officer)
/s/ Sheri Morris		September 4, 2020
Sheri Morris
Attorney-In-Fact
* Sheri Morris, pursuant to powers of attorney dated March 28, 2018, filed in the Registrant’s Post-Effective Amendment No. 102 on August 24, 2018.
** Sheri Morris, pursuant to powers of attorney dated March 1, 2019, filed in the Registrant’s Post-Effective Amendment No. 108 on May 23, 2019.
*** Sheri Morris, pursuant to powers of attorney dated June 10, 2019, filed in the Registrant’s Post-Effective Amendment No. 110 on August 27, 2019.

EXHIBIT INDEX

Index No.	Description of Exhibit

Ex-101.ins	XBRL Instance Document

Ex-101.sch	XBRL Taxonomy Extension Schema Document

Ex-101.cal	XBRL Taxonomy Extension Calculation Linkbase

Ex-101.def	XBRL Taxonomy Extension Definition Linkbase

Ex-101.lab	XBRL Taxonomy Extension Labels Linkbase

Ex-101.pre	XBRL Taxonomy Extension Presentation Linkbase